Basis of Presentation and General Information (Details)				12 Months Ended
		Jun. 25, 2020	Feb. 26, 2019	Dec. 31, 2021
Basis of Presentation and General Information [Abstract]
Reverse stock split ratio		0.0625	0.0666
Subsidiaries in Consolidation [Abstract]
Country of incorporation				1T
Seanergy Management Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1],[2]			1T
Seanergy Shipmanagement Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1],[2]			1T
Sea Glorius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			1T
Vessel name				Gloriuship
Date of delivery				Nov. 03, 2015
Sea Genius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			1T
Vessel name				Geniuship
Date of delivery				Oct. 13, 2015
Leader Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			1T
Vessel name				Leadership
Date of delivery				Mar. 19, 2015
Date of sale/disposal				Sep. 30, 2021
Premier Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			1T
Vessel name				Premiership
Date of delivery				Sep. 11, 2015
Gladiator Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[3]			1T
Vessel name				Gladiatorship
Date of delivery				Sep. 29, 2015
Date of sale/disposal				Oct. 11, 2018
Squire Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			N0
Vessel name				Squireship
Date of delivery				Nov. 10, 2015
Emperor Holding Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			1T
Knight Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[4]			N0
Vessel name				Knightship
Date of delivery				Dec. 13, 2016
Date of sale/disposal				Jun. 29, 2018
Lord Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			N0
Vessel name				Lordship
Date of delivery				Nov. 30, 2016
Partner Shipping Co. Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			O1
Vessel name				Partnership
Date of delivery				May 31, 2017
Pembroke Chartering Services Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[3],[5]			O1
Martinique International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[3]			D8
Vessel name				Bremen Max
Date of delivery				Sep. 11, 2008
Date of sale/disposal				Mar. 07, 2014
Harbour Business International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[3]			D8
Vessel name				Hamburg Max
Date of delivery				Sep. 25, 2008
Date of sale/disposal				Mar. 10, 2014
Maritime Capital Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			D0
Maritime Capital Shipping (HK) Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1],[2],[6]			K3
Maritime Glory Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[6]			D8
Vessel name				Clipper Glory
Date of delivery				May 21, 2010
Date of sale/disposal				Dec. 04, 2012
Maritime Grace Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[6]			D8
Vessel name				Clipper Glory
Date of delivery				May 21, 2010
Date of sale/disposal				Oct. 15, 2012
Fellow Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			1T
Vessel name				Fellowship
Date of delivery				Nov. 22, 2018
Champion Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[4]			1T
Vessel name				Championship
Good Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			N0
Vessel name				Goodship
Date of delivery				Aug. 07, 2020
Flag Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[4]			1T
Vessel name				Flagship
Date of delivery				May 06, 2021
Date of sale/disposal				May 11, 2021
Hellas Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[4]			N0
Vessel name				Hellasship
Date of delivery				May 06, 2021
Date of sale/disposal				Jun. 28, 2021
Patriot Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[4]			1T
Vessel name				Patriotship
Date of delivery				Jun. 01, 2021
Date of sale/disposal				Jun. 28, 2021
Traders Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			1T
Vessel name				Tradership
Date of delivery				Jun. 09, 2021
World Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			1T
Vessel name				Worldship
Date of delivery				Aug. 30, 2021
Friend Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			N0
Vessel name				Friendship
Date of delivery				Jul. 27, 2021
Duke Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]			1T
Vessel name				Dukeship
Date of delivery				Nov. 26, 2021

[1]	Management companies
[2]	Subsidiaries wholly owned
[3]	Dormant companies
[4]	Bareboat charters
[5]	Chartering services company
[6]	Former vessel-owning subsidiaries owned by Maritime Capital Shipping Limited (or “MCS”)